PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment 1	$ 11,530,000
Property, Plant And Equipment 2	10,850,000
Property, Plant And Equipment 3	7,720,000
Property, Plant And Equipment 4	$ 11,814,000